Other Receivables	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Other Receivables	Note 5 - Other Receivables
	December 31
	2023	2024
	US$ thousands

Advances to suppliers	136	184
Government authorities	2,030	3,183
Prepaid expense	829	1,130
Other receivables	693	342
	3,688	4,839